Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic EPS is calculated by dividing net income (loss) by the weighted average number of our ordinary shares outstanding, which excludes 5,072,382, 4,561,249 and 4,837,602 shares of unvested restricted stock as of December 31, 2024, 2023 and 2022, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 161,020 and 372,250 for the year ended December 31, 2024 and 2023, respectively, because the effect of including those shares in the calculation would have been anti-dilutive. Due to the reported loss for the year ended December 31, 2022, basic EPS was not adjusted by the effect of dilutive securities. The number of ordinary shares under our equity compensation plans which could dilute EPS in the future was 3,099,221 for the year ended December 31, 2022.
The computations of basic and diluted EPS for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
	2024	2023	2022
Net income (loss) for the computation of basic EPS	$2,098,632	$3,136,091	$(726,041)
Weighted average ordinary shares outstanding—basic	189,830,813	224,216,801	240,486,849
Basic EPS	$11.06	$13.99	$(3.02)

	Year Ended December 31,
	2024	2023	2022
Net income (loss) for the computation of diluted EPS	$2,098,632	$3,136,091	$(726,041)
Weighted average ordinary shares outstanding—diluted	194,489,171	227,656,343	240,486,849
Diluted EPS	$10.79	$13.78	$(3.02)
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2024, 2023 and 2022 were as follows:

	As of December 31,
	2024	2023	2022
	Number of ordinary shares
Ordinary shares issued	204,543,739	215,543,739	250,347,345
Treasury shares	(17,760,514)	(13,050,571)	(4,416,070)
Ordinary shares outstanding	186,783,225	202,493,168	245,931,275
Shares of unvested restricted stock	(5,072,382)	(4,561,249)	(4,837,602)
Ordinary shares outstanding, excluding shares of unvested restricted stock	181,710,843	197,931,919	241,093,673